Thrivent International Equity Portfolio Annual Fund Operating Expenses - Thrivent International Equity Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%